Impairment testing of non-financial assets (Tables)	12 Months Ended
Jun. 30, 2023
Impairment testing of non-financial assets [Abstract]
Disclosure of information for cash-generating units
Business segments are composed by certain CGUs as follows:

Segment	Identified CGUs
LATAM Cluster	Colombia CGU
Brazil Cluster	North CGU, East CGU, South CGU
Crop Care Cluster	Biological products and special fertilizers CGU
The main assumptions used in the impairment test are as follows:

Cash-generating unit	Revenue growth rate	Operating margin average	Pre Tax discount rate	Recoverable amount
Colombia CGU	15.2%	16.0%	12.0%	854,088
North CGU	11.5%	15.1%	13.2%	1,034,123
East CGU	13.4%	11.6%	13.2%	2,053,650
South CGU	15.6%	21.9%	13.2%	2,212,679
Biological products and special fertilizers CGU	21.2%	24.7%	13.2%	1,643,008